CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ (4,084,500)	$ 17,939,616	$ 1,015,469	$ 9,207,884
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative liabilities	3,371,200	(8,626,569)	(54,134)	(10,637,431)
Interest earned on cash and investments held in trust account	(7,785)	(300,882)	(1,685,600)	(68,295)
Transaction costs allocated to derivative warrant liabilities	468,315
Changes in operating assets and liabilities:
Prepaid expenses	(456,634)	96,917	124,118	329,967
Income tax payable		22,866
Gain on waiver of deferred underwriting fee		(9,660,000)
Accounts payable and accrued expenses	194,699	230,573	276,868	572,554
Net cash used in operating activities	(514,705)	(297,479)	(323,279)	(595,321)
Cash flows from investing activities:
Investment of cash into Trust Account	(278,760,000)
Cash withdrawn from trust account to pay franchise tax		80,500
Cash withdrawn from trust account in connection with redemption		269,528,286
Net cash provided by investing activities	(278,760,000)	269,608,786
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid	270,480,000
Repayment of promissory note - related party	(118,249)
Redemption of common stock		(269,528,286)
Payment of offering costs	(386,107)		(17,579)	(17,579)
Net cash used in financing activities	280,293,731	(269,528,286)	(17,579)	(17,579)
Net change in cash	1,019,026	(216,979)	(340,858)	(612,900)
Cash - beginning of period		406,126	1,019,026	1,019,026
Cash - end of period	1,019,026	$ 189,147	$ 678,168	$ 406,126
Investing and financing activities:
Offering costs included in accrued offering costs	17,579
Offering costs paid by Sponsor in exchange for issuance of Founder Shares	25,000
Offering costs paid by through promissory note	80,162
Deferred underwriting fee payable	$ 9,660,000